OIL AND GAS PROPERTIES & OIL AND GAS PROPERTIES ACQUISITIONS AND DIVESTITURES (Details Textual)		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 02, 2014 USD ($) a	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
OilAndGasPropertiesAndOilAndGasPropertiesAcquisitionAndDivestitureTextual [Abstract]
Impairment of Oil and Gas Properties		$ 0	$ 504,897	$ 0	$ 5,966,909	$ 24,478,378	$ 0
Depreciation, Depletion and Amortization		$ 365,000	$ 184,000	388,000	$ 416,000	555,000	1,240,000
Disposition Of Wells In Progress For Elimination Of Accrued Expenses For Drilling						5,198,000	0
Stock Issued During Period, Value, Acquisitions				$ 6,942,143
Maximum Percentage Of Proved Reserves Of Oil And Natural Gas	25.00%
Transfer Of Unevaluated Acreage To Evaluated Properties						$ 2,890,000	$ 9,900,000
Hexagon Llc [Member]
OilAndGasPropertiesAndOilAndGasPropertiesAcquisitionAndDivestitureTextual [Abstract]
Accounts Payable and Accrued Liabilities	$ 15,100,000
Stock Issued During Period, Value, Acquisitions	$ 2,000,000
Redeemable Preferred Stock Percentage Rate	6.00%
Mandatorily Redeemable Preferred Stock, Fair Value Disclosure	$ 1,690,000
Dj Basin [Member]
OilAndGasPropertiesAndOilAndGasPropertiesAcquisitionAndDivestitureTextual [Abstract]
Gas and Oil Area, Developed, Net | a	31,725